XAI Madison Equity Premium Income Fund

SCHEDULE OF INVESTMENTS

March 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 94.53%
Consumer Discretionary Services - 3.63%
Las Vegas Sands Corp.(a)	123,900	$4,786,257

Consumer Staple Products - 7.33%
Constellation Brands, Inc., Class A(a)	13,000	2,385,760
Hershey Co.(a)	22,000	3,762,660
PepsiCo, Inc.(a)	23,400	3,508,596
		9,657,016

Financial Services - 3.77%
Blackrock, Inc.(a)	1,500	1,419,720
Charles Schwab Corp.(a)	29,000	2,270,120
Morgan Stanley(a)	11,000	1,283,370
		4,973,210

Health Care - 14.43%
Agilent Technologies, Inc.	29,000	3,392,420
CVS Health Corp.(a)	48,500	3,285,875
Danaher Corp.(a)	16,300	3,341,500
Johnson & Johnson(a)	14,000	2,321,760
Medtronic PLC(a)	53,300	4,789,538
Pfizer, Inc.	74,000	1,875,160
		19,006,253

Industrial Products - 6.17%
Amphenol Corp., Class A(a)	30,000	1,967,700
Honeywell International, Inc.(a)	16,500	3,493,875
Rockwell Automation, Inc.(a)	10,300	2,661,314
		8,122,889

Materials - 4.61%
Barrick Gold Corp.(a)	244,500	4,753,080
Cameco Corp.(a)	32,000	1,317,120
		6,070,200

Media - 3.31%
Alphabet, Inc., Class C(a)	12,000	1,874,760
Comcast Corp., Class A(a)	67,500	2,490,750
		4,365,510

Oil & Gas - 10.58%
APA Corp.(a)	133,700	2,810,374
ConocoPhillips(a)	40,000	4,200,800
Matador Resources Co.(a)	65,000	3,320,850
Transocean Ltd.(b)	1,140,000	3,613,800
		13,945,824

	Shares	Value
Real Estate Investment Trusts (REITs) - 3.14%
American Tower Corp.(a)	19,000	$4,134,400

Retail & Wholesale - Discretionary - 4.54%
Amazon.com, Inc.(a)(b)	10,000	1,902,600
Lowe's Cos., Inc.(a)	8,700	2,029,101
Ross Stores, Inc.(a)	16,000	2,044,640
		5,976,341

Retail & Wholesale - Staples - 4.44%
Archer-Daniels-Midland Co.(a)	55,500	2,664,555
Dollar Tree, Inc.(a)(b)	42,500	3,190,475
		5,855,030

Software & Tech Services - 10.91%
Accenture PLC, Class A(a)	12,500	3,900,500
Adobe, Inc.(a)(b)	8,300	3,183,299
Microsoft Corp.(a)	10,500	3,941,595
PayPal Holdings, Inc.(a)(b)	51,300	3,347,325
		14,372,719

Tech Hardware & Semiconductors - 11.11%
Advanced Micro Devices, Inc.(a)(b)	18,000	1,849,320
ASML Holding NV - Sponsored ADR(a)	4,100	2,716,783
Hewlett Packard Enterprise Co.(a)	150,000	2,314,500
Microchip Technology, Inc.(a)	49,500	2,396,295
MKS Instruments, Inc.(a)	33,000	2,644,950
Texas Instruments, Inc.(a)	15,100	2,713,470
		14,635,318

Telecommunications - 2.94%
Lumen Technologies, Inc.(b)	124,000	486,080
T-Mobile US, Inc.(a)	12,700	3,387,217
		3,873,297

Utilities - 3.62%
AES Corp.(a)	384,000	4,769,280

TOTAL COMMON STOCKS
(Cost $155,537,359)		124,543,544

XAI Madison Equity Premium Income Fund

SCHEDULE OF INVESTMENTS

March 31, 2025 (Continued) (Unaudited)

	Shares	Value
MONEY MARKET FUNDS - 10.29%
First American Government Obligations Fund, X Class, 4.27% (7-Day Yield)	13,559,792	$13,559,792

TOTAL MONEY MARKET FUNDS
(Cost $13,559,792)		13,559,792

TOTAL INVESTMENTS - 104.82%
(Cost $169,097,151)		$138,103,336

TOTAL CALL OPTIONS WRITTEN - (1.98)%		(2,613,309)

LIABILITIES IN EXCESS OF OTHER ASSETS - (2.84%)		(3,739,892)

NET ASSETS - 100.00%		$131,750,135

(a)	Pledged security; a portion or all of the security is pledged as collateral for written options in the amount of $110,400,247 as of March 31, 2025.
(b)	Non-income producing security.

Investment Abbreviations:

ADR - American Depository Receipt

NV - Naamloze Vennootschap (Dutch: Public Limited Company)

PLC - Public Limited Company

XAI Madison Equity Premium Income Fund

SCHEDULE OF INVESTMENTS

March 31, 2025 (Continued) (Unaudited)

Call Options Written

Underlying Security	Expiration Date	Exercise Price	Number of Contracts	Notional Value	Value	Premiums Received	Unrealized Appreciation/ (Depreciation)
Accenture PLC, Class A	6/20/2025	$330	(125)	$(3,900,500)	$(115,000)	$99,885	$(15,115)
Adobe, Inc.	6/20/2025	450	(83)	(3,183,299)	(45,857)	65,902	20,045
Advanced Micro Devices, Inc.	5/16/2025	120	(180)	(1,849,320)	(34,110)	45,534	11,424
AES Corp.	6/20/2025	14	(1,920)	(2,384,640)	(67,200)	68,642	1,442
Alphabet, Inc., Class C	5/16/2025	185	(120)	(1,874,760)	(10,380)	39,590	29,210
Amazon.com, Inc.	5/16/2025	215	(100)	(1,902,600)	(22,450)	63,395	40,945
American Tower Corp.	4/17/2025	200	(130)	(2,828,800)	(244,400)	68,765	(175,635)
American Tower Corp.	4/17/2025	210	(60)	(1,305,600)	(56,100)	24,538	(31,562)
Amphenol Corp., Class A	5/16/2025	70	(300)	(1,967,700)	(52,500)	89,689	37,189
APA Corp.	6/20/2025	25	(668)	(1,404,136)	(23,046)	25,932	2,886
APA Corp.	7/18/2025	25	(669)	(1,406,238)	(33,450)	35,999	2,549
Archer-Daniels-Midland Co.	6/20/2025	53	(555)	(2,664,555)	(47,175)	51,083	3,908
ASML Holding NV - Sponsored ADR	5/16/2025	760	(41)	(2,716,783)	(38,950)	120,496	81,546
Barrick Gold Corp.	6/20/2025	22	(1,220)	(2,371,680)	(48,190)	48,764	574
Barrick Gold Corp.	4/17/2025	20	(1,225)	(2,381,400)	(40,425)	47,739	7,314
Blackrock, Inc.	6/20/2025	1,040	(15)	(1,419,720)	(22,275)	30,734	8,459
Cameco Corp.	6/20/2025	50	(320)	(1,317,120)	(32,480)	54,070	21,590
Charles Schwab Corp.	5/16/2025	85	(290)	(2,270,120)	(34,510)	46,475	11,965
Comcast Corp., Class A	6/20/2025	40	(675)	(2,490,750)	(42,525)	40,804	(1,721)
ConocoPhillips	4/17/2025	105	(400)	(4,200,800)	(97,400)	61,588	(35,812)
Constellation Brands, Inc., Class A	6/20/2025	200	(130)	(2,385,760)	(72,800)	47,965	(24,835)
CVS Health Corp.	5/16/2025	73	(485)	(3,285,875)	(83,663)	75,160	(8,503)
Danaher Corp.	6/20/2025	230	(163)	(3,341,500)	(44,417)	78,070	33,653
Dollar Tree, Inc.	5/16/2025	80	(425)	(3,190,475)	(107,313)	93,205	(14,108)
Hershey Co.	5/16/2025	180	(87)	(1,487,961)	(33,495)	22,847	(10,648)
Hershey Co.	4/17/2025	185	(133)	(2,274,699)	(5,653)	45,082	39,429
Hewlett Packard Enterprise Co.	4/17/2025	23	(1,000)	(1,543,000)	–	59,972	59,972
Hewlett Packard Enterprise Co.	6/20/2025	19	(500)	(771,500)	(14,250)	21,235	6,985
Honeywell International, Inc.	5/16/2025	220	(95)	(2,011,625)	(39,900)	40,754	854
Honeywell International, Inc.	4/17/2025	220	(70)	(1,482,250)	(7,875)	27,927	20,052
Johnson & Johnson	4/17/2025	155	(140)	(2,321,760)	(159,950)	28,975	(130,975)
Las Vegas Sands Corp.	5/16/2025	53	(620)	(2,395,060)	(7,750)	65,310	57,560
Lowe's Cos., Inc.	6/20/2025	250	(87)	(2,029,101)	(46,545)	43,409	(3,136)
Matador Resources Co.	6/20/2025	60	(650)	(3,320,850)	(56,875)	77,343	20,468
Medtronic PLC	6/20/2025	95	(533)	(4,789,538)	(91,676)	77,726	(13,950)
Microchip Technology, Inc.	4/17/2025	70	(200)	(968,200)	–	13,859	13,859
Microchip Technology, Inc.	5/16/2025	70	(295)	(1,428,095)	–	43,945	43,945
Microsoft Corp.	5/16/2025	425	(105)	(3,941,595)	(16,905)	75,280	58,375
MKS Instruments, Inc.	5/16/2025	100	(330)	(2,644,950)	(32,175)	81,003	48,828
Morgan Stanley	6/20/2025	135	(110)	(1,283,370)	(13,970)	34,536	20,566
PayPal Holdings, Inc.	6/20/2025	80	(513)	(3,347,325)	(40,527)	102,803	62,276
PepsiCo, Inc.	6/20/2025	155	(234)	(3,508,596)	(72,072)	68,320	(3,752)
Rockwell Automation, Inc.	7/18/2025	300	(103)	(2,661,314)	(41,972)	68,470	26,498
Ross Stores, Inc.	6/20/2025	135	(160)	(2,044,640)	(69,600)	63,834	(5,766)
Texas Instruments, Inc.	5/16/2025	200	(151)	(2,713,470)	(29,068)	52,699	23,631
T-Mobile US, Inc.	5/16/2025	230	(97)	(2,587,087)	(386,060)	74,103	(311,957)
T-Mobile US, Inc.	5/16/2025	270	(30)	(800,130)	(30,375)	25,168	(5,207)
				$(110,400,247)	$(2,613,309)	$2,638,624	$25,315

3